Stockholders' equity and reserves (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
		Apr. 25, 2018 MXN ($) $ / shares	Apr. 26, 2017 MXN ($) $ / shares	Apr. 27, 2016 MXN ($) $ / shares	Dec. 09, 2013 shares	Dec. 31, 2018 MXN ($) $ / shares shares	Dec. 31, 2017 MXN ($) $ / shares shares	Dec. 31, 2016 MXN ($) $ / shares shares	Dec. 31, 1998 MXN ($)
Disclosure of Stockholders' Equity and Reserves [Line Items]
Debt to EBITDA ratio						2.75
Number of shares issued | shares					57,000,000
Proportion of ownership interests held by non-controlling interests					9.50%
Capital redemption reserve		$ 568,500				$ 562,047	$ 493,141	$ 449,641	$ 180,000
Sale or issue of treasury shares						(4,568)	(1,800)	1,067
Dividend payables		$ 852,000	$ 780,000	$ 780,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 1.42	$ 1.30	$ 1.30
Reduction in dividend payable				$ 40
Tax Bases On Contributions Made By Stockholders Taxfree Refunded						2,971,796
Reserve of remeasurements of defined benefit plans						$ 120,378	98,938	86,774
Treasury shares [member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Number of shares outstanding | shares						86,928
Share premium [member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Sale or issue of treasury shares						$ 85	0	368
Actuarial Remeasurement [Member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Deferred tax expense (income)						$ 50,867	$ 41,679	$ 36,466
BSACV [Member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Percentage of entity's revenue						63.00%	63.00%	65.00%
Series B registered shares [Member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Number of shares outstanding | shares						600,000,000	600,000,000	600,000,000
Par value per share | $ / shares						$ 1	$ 1	$ 1
Familiar Trusts [Member] | Before the Transaction [Member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Number of shares outstanding | shares	[1]					496,500,000
Number Of Shares Outstanding Percentage						82.75%
Top of range [member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Interest coverage ratio						3
Bottom of range [member]
Disclosure of Stockholders' Equity and Reserves [Line Items]
Interest coverage ratio						1

[1]	All Series B shares with voting power.